Financial Instruments - Commodity Price Contracts (Detail) - Coca-Cola FEMSA [member] - Commodity price contracts [Member] - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Sugar Price Contracts [member] | 0-1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	$ 1,260	$ 1,554
Fair Value Asset	275	53
Fair value Liability	(18)
Sugar Price Contracts [member] | Second 12 months
Disclosure of detailed information about hedges [line items]
Notional amount	366	98
Fair Value Asset	70	15
Aluminum price contracts [member] | 0-1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	695	394
Fair Value Asset	125
Fair value Liability		(4)
Aluminum price contracts [member] | Second 12 months
Disclosure of detailed information about hedges [line items]
Notional amount	99
Fair Value Asset	17
PX MEG contracts [member] | 0-1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	729	320
Fair value Liability	$ (65)	$ (28)